Segment, Geographic, and Customer Information	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Segment, Geographic, and Customer Information
Segment, Geographic, and Customer Information
Our business is managed by geography and is organized into two operating and reportable segments, North America and Europe, based on our go-to-markets strategies, customer bases, and the objectives of our businesses. Our segments align with how our chief operating decision maker, our chief executive officer, monitors operating performance, allocates resources, and deploys capital.
The North America segment offers products in the plant-based foods and beverages, coffee creamers and beverages, premium dairy products, and organic greens and produce categories throughout North America, and our Europe segment offers plant-based food and beverage products throughout Europe. We sell our products to a variety of customers, including grocery stores, mass merchandisers, club stores, and convenience stores, as well as various away-from-home channels, including foodservice outlets, across North America and Europe. We sell our products in North America and Europe primarily through our direct sales force and independent brokers. We utilize six manufacturing plants, three distribution centers, and three strategic co-packers across the United States. Additionally, we have three plants in the United Kingdom, Belgium and France, each supported by an integrated supply chain. We also utilize a limited number of third-party co-packers for more specialized, low-volume products.
We evaluate the performance of our segments based on net sales and operating income or loss before gains and losses on the sale of businesses, foreign exchange gains and losses, and income tax. The amounts in the following tables are obtained from reports used by our chief operating decision maker. There are no significant non-cash items reported in segment profit or loss other than depreciation and amortization.
In addition, the results of the joint venture with Mengniu and the expense related to share-based compensation, which has not been allocated to our segments, are reflected entirely within the caption “Corporate and other”.

The following table presents the summarized income statement amounts by segment:

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
	(In thousands)
Total net sales:
North America	$709,521	$513,829	$1,414,122	$1,020,846
Europe	128,405	102,161	254,027	203,388
Total	$837,926	$615,990	$1,668,149	$1,224,234
Operating income:
North America	$74,052	$49,688	$148,626	$105,899
Europe	14,013	7,847	24,410	14,550
Total reportable segment operating income	$88,065	$57,535	$173,036	$120,449
Corporate and other	(21,290)	(15,581)	(52,076)	(36,502)
Total operating income	$66,775	$41,954	$120,960	$83,947
Other expense:
Interest expense	$7,512	$4,737	$13,234	$9,461
Other expense (income), net	3,548	(8,173)	4,356	(8,393)
Income before taxes	$55,715	$45,390	$103,370	$82,879
Depreciation and amortization:
North America	$21,760	$14,829	$42,944	$29,641
Europe	5,677	5,073	11,349	10,194
Corporate	298	79	575	140
Total	$27,735	$19,981	$54,868	$39,975

The following tables present sales amounts by product categories:

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
	(In thousands)
Total net sales:
North America
Plant-based food and beverages	$175,661	$154,789	$347,160	$305,850
Coffee creamers and beverages	228,055	218,116	461,221	432,148
Premium dairy	152,745	140,924	306,590	282,848
Organic greens and produce	153,060	—	299,151	—
North America net sales	709,521	513,829	1,414,122	1,020,846
Europe
Plant-based food and beverages	128,405	102,161	254,027	203,388
Total net sales	$837,926	$615,990	$1,668,149	$1,224,234

The following tables present assets, long-lived assets, and capital expenditures by segment:

	June 30, 2014	December 31, 2013
	(In thousands)
Assets:
North America	$2,366,745	$1,588,104
Europe	604,512	563,026
Corporate	140,627	132,054
Total	$3,111,884	$2,283,184
Long-lived Assets:
North America	$2,066,554	$1,353,037
Europe	455,092	446,093
Corporate	77,542	27,833
Total	$2,599,188	$1,826,963

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
	(In thousands)
Capital expenditures:
North America	$87,670	$25,936	$125,950	$43,210
Europe	13,260	4,180	21,247	7,334
Corporate	898	2,171	1,658	2,477
Total	$101,828	$32,287	$148,855	$53,021

Significant Customers
The Company had a single customer that represented 12.7% and 17.7% of our consolidated net sales in the three months ended June 30, 2014 and 2013, respectively. The same customer represented 13.6% and 18.0% of our consolidated net sales in the six months ended June 30, 2014 and 2013, respectively. Sales to this customer are primarily included in our North America segment.

Segment, Geographic, and Customer Information
Our business is organized into two operating and reportable segments, North America and Europe, based on our go-to-markets strategies, customer bases, and the objectives of our businesses. Our segments align with how our chief operating decision maker, our CEO, monitors operating performance, allocates resources, and deploys capital.
The North America segment offers products in the plant-based foods and beverages, coffee creamers and beverages, and premium dairy product categories throughout North America, and our Europe segment offers plant-based food and beverage products throughout Europe. We sell our products to a variety of customers, including grocery stores, mass merchandisers, club stores, and convenience stores, as well as various away-from-home channels, including foodservice outlets, across North America and Europe. We sell our products in North America and Europe primarily through our direct sales force and independent brokers. We utilize six manufacturing plants, three distribution centers, and three strategic co-packers across the United States. Additionally, we have three plants across Europe in the United Kingdom, Belgium and France, each supported by an integrated supply chain. We also utilize a limited number of third-party co-packers across Europe for more specialized, low-volume products.
We evaluate the performance of our segments based on sales and operating income or loss before gains and losses on the sale of businesses, write downs related to the wind down of our joint venture, foreign exchange gains and losses, and income tax. The amounts in the following tables are obtained from reports used by our chief operating decision maker. There are no significant non-cash items reported in segment profit or loss other than depreciation and amortization.
The reporting segments do not include the costs allocated to us by Dean Foods for certain corporate and shared service functions. In addition, the expense related to share-based compensation has not been allocated to our segments and is reflected entirely within the caption “Corporate and other”. Related party license income, further described in Note 18 “Related Party Transactions,” has also been excluded. Therefore, the measure of segment profit or loss presented below is before such items.
The following table presents the summarized income statement amounts by segment:

	Year ended December 31,
	2013	2012	2011
	(In thousands)
Total net sales:
North America	$2,123,997	$1,921,444	$1,657,192
Europe	418,066	367,994	368,559
Total	$2,542,063	$2,289,438	$2,025,751
Operating income:
North America	$215,155	$178,960	$137,807
Europe	20,879	23,735	27,873
Total reportable segment operating income	236,034	202,695	165,680
Related party license income	—	36,034	42,680
Corporate and other	(78,602)	(58,476)	(32,666)
Total operating income	$157,432	$180,253	$175,694
Other expense:
Interest expense	18,027	9,924	9,149
Other (income) expense, net	(3,829)	957	122
Income from continuing operations before tax	$143,234	$169,372	$166,423
Depreciation and amortization:
North America	$59,717	$54,499	$47,826
Europe	21,628	19,855	20,164
Corporate	560	—	—
Total	$81,905	$74,354	$67,990

The following tables present sales amounts by product categories:

	Year ended December 31,
	2013	2012	2011
	(In thousands)
Total net sales:
North America
Plant-based food and beverages	$627,716	$549,727	$452,834
Coffee creamers and beverages	913,517	818,880	692,136
Premium dairy	582,764	552,837	512,222
North America net sales	2,123,997	1,921,444	1,657,192
Europe
Plant-based food and beverages	418,066	367,994	368,559
Total net sales	$2,542,063	$2,289,438	$2,025,751

The following tables present assets, long-lived assets, and capital expenditures by segment:

	Year ended December 31,
	2013	2012	2011
	(In thousands)
Assets:
North America	$1,588,104	$1,549,030	$1,476,124
Europe	563,026	577,599	594,382
Corporate	132,054	41,382	34,282
Assets held for sale	—	—	3,897
Total	$2,283,184	$2,168,011	$2,108,685
Long-lived Assets:
North America	$1,353,037	$1,323,108	$1,291,083
Europe	446,093	444,539	443,598
Corporate	27,833	17,543	235
Total	$1,826,963	$1,785,190	$1,734,916

	Year ended December 31,
	2013	2012	2011
	(In thousands)
Capital expenditures:
North America	$128,877	$92,418	$113,673
Europe	20,732	11,737	13,082
Corporate	5,869	—	—
Total	$155,478	$104,155	$126,755

Significant Customers
The Company had a single customer that represented 17.5%, 18.0%, and 17.0% of our consolidated net sales in 2013, 2012, and 2011, respectively. Sales to this customer were primarily included in our North America segment.